Financial Instruments - Schedule of Details Regarding Fair Value Measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible note [Member]
Financial Instruments [Line Items]
Balance	$ 73	$ 431
Exercise
Issuance
Proceed	(187)	(875)
Revaluation	114	517
Balance		73
Warrants [Member]
Financial Instruments [Line Items]
Balance	2,518
Exercise	(56)
Issuance	2,028	6,015
Proceed
Revaluation	(3,341)	(3,497)
Balance	$ 1,149	$ 2,518